Note 15 - Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Voyage And Vessel Operating Expenses [Abstract]
Schedule of Other Operating Cost and Expense, by Component [Table Text Block]
Voyage Expenses	Year Ended December 31,
	2011	2012	2013
Port charges	1,141	24	18
Bunkers	4,684	177	125
Commissions	1,918	822	520
Total	7,743	1,023	663
Vessel Operating Expenses	Year Ended December 31,
	2011	2012	2013
Crew wages and related costs	5,415	361	-
Insurance	1,165	83	47
Repairs and maintenance	1,356	179	689
Spares and consumable stores	2,369	184	-
Taxes (Note 17)	63	7	9
Total	10,368	814	745